Risks and Financial Instruments - Sensitivity analysis of floating interest rate risk (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Exposure of interest rate risk
Interest effect on debt		R$ 1,482,183	R$ 1,465,259	R$ 716,969
DI [member]
Exposure of interest rate risk
Interest rate		13.04%
Probable Scenario [member] | DI [member]
Exposure of interest rate risk
Effect on interest of cash equivalents and financial investments	[1]	R$ (774)
Interest effect on debt	[1]	17,516
Effect on income of short positions in DI of debt hedging instruments	[1]	123,687
Incremental expenses		R$ 140,429
Interest rate		10.82%
Period for sensitivity analysis		12 months
Probable Scenario [member] | TJLP [member]
Exposure of interest rate risk
Interest effect on debt		R$ 7
Incremental expenses		R$ 7

[1]	The annual base rate used was 13.04% and the sensitivity rate was 10.82% according to reference rates made available by B3, proportional to the 12 months period to sensitivity analysis.